Contingencies	6 Months Ended
Jun. 30, 2011
Contingencies [Abstract]
Contingencies

NOTE 8. CONTINGENCIES

In the normal course of business, the Company is involved in various legal proceedings. In the opinion of management, any liability resulting from such proceedings would not have a material effect on the Company's consolidated financial statements.